Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert International Responsible Index ETF, Calvert Ultra-Short Investment Grade ETF,
Calvert US Large-Cap Core Responsible Index ETF, Calvert
US Large-Cap Diversity, Equity and Inclusion Index ETF, Calvert US Mid-Cap Core Responsible Index ETF, Calvert US Select Equity ETF, Eaton Vance Floating-Rate ETF, Eaton Vance High Income Municipal ETF, Eaton Vance High Yield
ETF, Eaton Vance Intermediate Municipal Income ETF, Eaton Vance Mortgage Opportunities ETF, Eaton Vance Short Duration Income ETF, Eaton Vance Short Duration Municipal Income ETF, Eaton Vance Total Return Bond ETF, Eaton Vance Ultra-Short Income ETF, Parametric Equity Plus ETF, Parametric Equity Premium Income ETF and Parametric Hedged Equity ETF and the Board of Trustees of Morgan Stanley ETF Trust

In planning and performing our audits of the financial statements of Calvert International Responsible Index ETF, Calvert Ultra-Short Investment Grade ETF, Calvert US Large-Cap Core Responsible Index ETF, Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF, Calvert US Mid-Cap Core Responsible Index ETF, Calvert US Select Equity ETF,
Eaton Vance Floating-Rate ETF, Eaton Vance High Income Municipal ETF, Eaton Vance High Yield ETF, Eaton Vance Intermediate Municipal Income ETF, Eaton Vance Mortgage Opportunities ETF, Eaton Vance Short Duration Income ETF, Eaton Vance Short Duration Municipal Income ETF, Eaton
Vance Total Return Bond ETF, Eaton Vance Ultra-Short Income ETF, Parametric Equity Plus ETF, Parametric Equity Premium Income ETF and Parametric Hedged Equity ETF (the Funds) (eighteen of the funds constituting Morgan Stanley ETF
Trust (the Trust)) as of and for the periods ended
September 30, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2025.

This report is intended solely for the information and use of management and the Board of Trustees of Morgan Stanley ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP
Boston, Massachusetts
November 25, 2025